Note 6 – Fixed Assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation Expense on Reclassified Assets	$ 71,364	$ 44,643
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Asset Acquisition, Consideration Transferred, Transaction Cost	90,285
Property, Plant and Equipment, Other, Accumulated Depreciation	56,077
Proceeds from Sale of Other Assets	40,000
Gain (Loss) on Disposition of Other Assets	5,792
[custom:WriteOffOfFurnitureAndLeaseholdImprovements]	$ 1,319	$ 0